RESTRUCTURING COSTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Lessee, Operating Lease, Liability, Maturity
At March 31, 2021, the future minimum lease payments for the Company were comprised of the following (in thousands):

March 31, 2021
2021	$1,562
2022	1,963
2023	1,966
2024	1,537
2025	404
Thereafter	—
Total	$7,432

At December 31, 2020, the future minimum lease payments for the Company were comprised of the following (in thousands):

Year Ending December 31:
2021	$1,815
2022	1,787
2023	1,845
2024	1,418
2025	404
Thereafter	—
Total	$7,269

Restructuring and Related Costs
The change in liability for the restructuring costs for the quarter ended March 31, 2021 follows:

Restructuring Lease Liability;

Beginning balance at December 31, 2020	$3,653
Valuation adjustments	(351)
Lease payments	(383)
Lease accretion	47
Ending balance at March 31, 2021	$2,966